Total
MML Foreign Fund
MML Foreign Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term total return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract. If these charges were reflected, the fees and expenses in the table would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MML Foreign Fund		Initial Class	Service Class
Management Fees		0.86%	0.86%
Distribution and Service (Rule 12b-1) Fees		none	0.25%
Other Expenses		0.09%	0.09%
Total Annual Fund Operating Expenses		0.95%	1.20%
Fee Waiver		(0.01%)	(0.01%)
Total Annual Fund Operating Expenses after Fee Waiver	[1]	0.94%	1.19%
[1]	The expenses in the above table reflect a written agreement by MML Advisers to waive 0.01% of its management fees through April 30, 2024. This agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MML Foreign Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Initial Class	96	302	525	1,165
Service Class	121	380	659	1,454

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund invests primarily in common stocks of companies listed on foreign securities exchanges. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments of issuers located outside of the U.S., including those in emerging markets. Under normal market conditions, the Fund invests in equity securities of foreign companies representing at least three countries other than the United States. Equity securities may include common stocks, American, European, and Global depositary receipts, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. Although the Fund may invest in companies of any size as measured by assets, sales, or market capitalization, the Fund will tend to focus on larger, more seasoned or established companies. The Fund will invest primarily in securities of companies domiciled in developed markets, but may invest up to 10% of its assets in securities of companies in emerging markets. The Fund may at times have significant exposure to one or more countries, industries, or sectors. It is expected that investments will be diversified around the world and within markets in an effort to minimize specific country and currency risks. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund’s subadviser, Thompson, Siegel & Walmsley LLC (“TSW”), currently anticipates investing in at least 12 countries other than the United States. TSW emphasizes established companies in individual foreign markets and attempts to stress companies and markets that it believes are undervalued. TSW expects capital growth to be the predominant component of the Fund’s total return.
In selecting investments for the Fund, TSW employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four factor valuation screen designed to outperform the MSCI EAFE Index. TSW’s analysts also perform rigorous fundamental analysis. A portfolio composed of approximately 80-110 stocks is selected as a result of this process. TSW generally limits its investment universe to companies with a minimum of three years of operating history. TSW employs a consistent sell discipline which includes a significant negative earnings revision, a stock being sold when the catalyst is no longer valid or another stock presents a more attractive opportunity.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Performance Initial Class Shares

Highest Quarter:	4Q ’22,	19.20%	Lowest Quarter:	1Q ’20,	-26.93%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - MML Foreign Fund	1 Year	5 Years	10 Years
Initial Class	(14.58%)	(0.54%)	2.62%
Service Class	(14.87%)	(0.79%)	2.36%
MSCI EAFE Index (reflects no deduction for fees or expenses)	(3.14%)	1.54%	4.67%